Label	Element	Value
Pear Tree Essex Environmental Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pear Tree Essex Environmental Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table and Expenses of Environmental Opportunities Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Pear Tree Essex Environmental Opportunities Fund (“Environmental Opportunities Fund”).
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Environmental Opportunities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Environmental Opportunities Fund’s performance. The Environmental Opportunities Fund is the successor to the investment performance of the Essex Environmental Opportunities Fund (“Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Environmental Opportunities Fund. During the most recent fiscal year ended on August 31, 2021, the Predecessor Fund’s portfolio turnover rate was 41 percent of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” have been estimated for the current fiscal year, assuming $66,561,081 of net assets attributable to Ordinary Shares, $263,400 of net assets attributable to Institutional Shares, and $1,000,000 of net assets attributable to R6 Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Environmental Opportunities Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Environmental Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5 percent return each year and that Environmental Opportunities Fund’s operating expenses remain the same as set forth in the table above. The example also assumes that the fee waiver and expense reimbursement agreements currently in effect expire August 31, 2022; therefore, amounts for 3-, 5- and 10-year periods do not include any adjustment to reflect any fee waivers or expense reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Environmental Opportunities Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities of clean-tech companies. A clean-tech company is a company that the Fund’s sub-adviser believes provides leading technology solutions to solve environmental challenges, primarily focusing on climate change. Environmental Opportunities Fund invests in companies across all market capitalizations, although it expects most to be small- and mid-cap companies (i.e., at the time of investment, a market capitalization at least $100 million and less than $10 billion). Equity securities in which Environmental Opportunities Fund may invest include common stocks and preferred stocks, as well as equity securities of foreign companies, either directly or through American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).

In managing Environmental Opportunities Fund’s portfolio, its sub-adviser uses its proprietary Global Environmental Opportunities Strategy (“GEOS”) to identify companies with a strong growth potential that are pursuing natural resource optimization and are engaged in finding energy efficiency solutions, lessening dependence on fossil fuels and limiting greenhouse gasses. GEOS focuses on approximately 100 issuers out of a universe of approximately 700 eligible issuers, each of which generates at least 25 percent of its revenues from one or more of nine “environmental investment themes”: Agricultural Productivity & Clean Fuels; Clean Technology & Efficiency; Efficient Transport; Environmental Finance; Power Technology; Power Merchants & Generation; Renewable Energy; Low Carbon Commerce; and Water. In addition to its environmental assessment, the sub-adviser ranks the universe of stocks according to a number of factors, including growth in revenues, earnings and free cash flow, valuation, balance sheet strength, and capital efficiency. The sub-adviser also attempts to diversify the portfolio across geographies, industries, and environmental themes. Environmental Opportunities Fund will typically hold at any given time securities of between 35 and 75 issuers.

Environmental Opportunities Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, Environmental Opportunities Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities of clean-tech companies. A clean-tech company is a company that the Fund’s sub-adviser believes provides leading technology solutions to solve environmental challenges, primarily focusing on climate change. Environmental Opportunities Fund invests in companies across all market capitalizations, although it expects most to be small- and mid-cap companies (i.e., at the time of investment, a market capitalization at least $100 million and less than $10 billion). Equity securities in which Environmental Opportunities Fund may invest include common stocks and preferred stocks, as well as equity securities of foreign companies, either directly or through American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in Environmental Opportunities Fund. An investment in Environmental Opportunities Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings. The share price of Environmental Opportunities Fund may fall because of weakness in and external shocks to the stock markets, generally, weakness with respect to a particular industry in which Environmental Opportunities Fund has significant holdings, or weaknesses associated with one or more specific companies in which Environmental Opportunities Fund may have substantial investments.

Sector Concentration Risk. Environmental Opportunities Fund focuses its investments on a particular economic sector, clean-tech companies. Clean-tech companies may be adversely impacted by decreases in political support, government spending, public interest, withdrawal or non-renewal of tax credits, changes in legislation and by disruptive technologies. The Fund’s performance relative to the market also may be impacted by whether the clean-tech sector is out of favor by investors. Similarly, the Fund’s exclusion of investments in companies other than clean tech may adversely affect the fund’s relative performance at times when those other types of investments are performing well.

Mid- and Small-Capitalization Securities. Securities issued by mid- and small-cap companies tend to be more volatile than, and they typically present greater risks, than securities of larger companies. As a result, the performance of Environmental Opportunities Fund may be more volatile than a fund that invests only in large-cap stocks.

Growth Stock Investing. The growth investment style periodically comes into and falls out of favor with investors. Growth stocks generally are more volatile than the overall stock market.

Active Management Risk. The Sub-Adviser’s judgments about the attractiveness, value, or potential appreciation of Environmental Opportunities Fund’s investments may prove to be incorrect.

Foreign Securities. Environmental Opportunities Fund’s investments in or exposure to foreign securities (including ADRs and GDRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of foreign investing are heightened for securities of issuers in emerging market countries. The value of a foreign security may change materially at times when U.S. markets are not open for trading. The value of a foreign security may change materially at times when U.S. markets are not open for trading.

Liquidity Risk. To meet shareholder redemption requests and other cash requirements, Environmental Opportunities Fund may have to sell certain portfolio securities at times when there may be few, if any, buyers, causing Environmental Opportunities Fund to accept sale prices below the amounts that had been used by the fund to determine its net asset value.

Please refer to “Additional Information About Fund Objective, Strategies and Risks” in the Prospectus for further details.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in Environmental Opportunities Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in Environmental Opportunities Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

While the Environmental Opportunities Fund’s investment objective, principal investment strategies, and risks are identical to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Environmental Opportunities Fund’s performance may be different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The bar chart and table that follow provide some indication of the risks of investing in the Environmental Opportunities Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Predecessor Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Environmental Opportunities Fund will perform in the future. Updated performance information is available at www.peartreefunds.com.

Performance information shown prior to the close of business on August 31, 2021 is that of the Predecessor Fund.  Accordingly, the returns of the Ordinary Shares in the bar chart and table are the returns of the Predecessor Fund’s Investor Class.  Returns of the Institutional Shares shown in the table below reflect the returns of the Predecessor Fund’s Institutional Class.

A Note on Performance

The Predecessor Fund’s Investor Class and Institutional Class commenced operations on September 1, 2017. Performance information for R6 Shares will be available after the share class has been offered for a full calendar year. Returns for R6 Shares would have been substantially similar to the returns of Institutional Shares because each share class is invested in the same portfolio of securities, and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Environmental Opportunities Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.peartreefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Predecessor Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Environmental Opportunities Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Ordinary Shares The bar chart below provides performance information for Environmental Opportunities Fund’s Ordinary Shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Best Quarter:	12/31/2020	37.95%
Worst Quarter:	03/31/2020	(23.30)%

Calendar year-to-date return of the Ordinary Shares of Environmental Opportunities Fund as of September 30, 2021 was 8.25%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.30%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-Tax Returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. If you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2020
Pear Tree Essex Environmental Opportunities Fund | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.90%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.86%	[1],[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2017	[1]
Pear Tree Essex Environmental Opportunities Fund | Ordinary Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	826
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,841
Annual Return 2018	rr_AnnualReturn2018	(15.79%)
Annual Return 2019	rr_AnnualReturn2019	25.43%
Annual Return 2020	rr_AnnualReturn2020	62.76%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	62.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.78%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2017
Pear Tree Essex Environmental Opportunities Fund | Ordinary Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	62.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.62%	[2]
Pear Tree Essex Environmental Opportunities Fund | Ordinary Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.90%	[2]
Pear Tree Essex Environmental Opportunities Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[4],[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	388
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	694
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,563
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	63.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.06%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2017
Pear Tree Essex Environmental Opportunities Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	352
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	624
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,403
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for R6 Shares will be available after the share class has been offered for a full calendar year.

[1]	The MSCI World Index (the “Index”) is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index. However, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[2]	Inception of the Predecessor Fund.
[3]	“Other Expenses” have been estimated for the current fiscal year, assuming $66,561,081 of net assets attributable to Ordinary Shares, $263,400 of net assets attributable to Institutional Shares, and $1,000,000 of net assets attributable to R6 Shares.
[4]	The Manager has contractually agreed until August 31, 2022 to reimburse such portion of the expenses of the Fund attributable to Ordinary Shares such that “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to Ordinary Shares, Institutional Shares and R6 Shares, excluding AFFE and extraordinary expenses, is not greater than 1.24 percent of the Fund’s net assets attributable to Ordinary Shares, 0.99 percent of the Fund’s net assets attributable to Institutional Shares, and 0.95 percent of the Fund’s net assets attributable to R6 Shares. The Manager has the right to recoup from the Fund amounts up to the aggregate amount that the Sub-Adviser had waived or reimbursed Essex Environmental Opportunities Fund, the predecessor fund prior to its reorganization with and into the Fund, under an agreement with that fund for the three-year period after the date of any particular fee waiver or expense reimbursement. The Manager has assigned its right to receive those recouped amounts to the Sub-Adviser. All rights to recoupment of any specific amount shall expire three years after the date that the amount was originally waived or reimbursed by the Sub-Adviser. The total which may be available for recoupment is approximately $529,961. No amounts may be recouped if, as a result of recoupment, Fund expenses would be the lesser of the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Neither the Manager nor the Sub-Adviser has the right to recoup the amount of expenses paid or waivers made by the Manager in excess of the aggregate amount waived or reimbursed to the predecessor fund by the Sub-Adviser. Prior to August 31, 2022, this expense reimbursement or fee waiver agreement only may be terminated with the consent of the Trustees.
[5]	The Manager, in its capacity as transfer agent, has contractually agreed to waive until August 31, 2022 such portion of the fees that it would otherwise receive for serving as transfer agent such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of the net assets of the Fund attributable to Institutional Shares. This fee waiver does not apply to Ordinary Shares or R6 Shares. Prior to August 31, 2022, this fee waiver agreement only may be terminated with the consent of the Trustees.